Property and Equipment - Summary of Property and Equipment (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,787,000	$ 302,101	$ 33,458
Less: accumulated depreciation and amortization	(175,000)	(28,460)	(16,700)
Property and equipment, net	1,612,000	273,641	16,758
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	957,000	243,479
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	160,000	22,405	14,217
Office Equipment and Furniture
Property Plant And Equipment [Line Items]
Property and equipment, gross	343,000	28,992	9,041
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 327,000	$ 7,225	$ 10,200